Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Deferred commission costs	$ 1,205	$ 2,194
New contract acquisition amount	330
Capitalized contract acquisition cost	1,319
Unbilled receivables balances amount	3,950	$ 4,035
Remaining performance obligations	$ 54,278
Percentage of revenues	43.00%
Recognized deferred revenues	$ 6,063